Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Credit Derivatives [Line Items]
Credit protection sold	SFr 201.6	SFr 213.9
Credit protection purchased	195.1	203.6
Other protection purchased	63.0	100.9
Other instruments	9.7	6.5
Total credit derivatives	469.4	524.9
Bank
Credit Derivatives [Line Items]
Credit protection sold	201.6	213.9
Credit protection purchased	195.1	203.6
Other protection purchased	63.0	100.9
Other instruments	9.7	6.5
Total credit derivatives	SFr 469.4	SFr 524.9